Supplementary Oil And Gas Information (Capitalized Costs) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	$ 40,647	$ 42,615	$ 51,603
Unproved oil and gas properties	5,616	6,133	1,068
Total capital cost	46,263	48,748	52,671
Accumulated DD&A	38,050	32,891	45,157
Net capitalized costs	8,213	15,857	7,514
Canada [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	14,866	18,271	25,003
Unproved oil and gas properties	334	478	598
Total capital cost	15,200	18,749	25,601
Accumulated DD&A	14,170	16,566	23,012
Net capitalized costs	1,030	2,183	2,589
United States [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	25,723	24,279	26,529
Unproved oil and gas properties	5,282	5,655	470
Total capital cost	31,005	29,934	26,999
Accumulated DD&A	23,822	16,260	22,074
Net capitalized costs	7,183	13,674	4,925
Other [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	58	65	71
Total capital cost	58	65	71
Accumulated DD&A	$ 58	$ 65	$ 71
Net capitalized costs